Supplemental Financial Information (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended
	Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Total revenues	$ 305,275	[1]	$ 286,090	[1]	$ 278,210	[1]	$ 277,318	[1]	$ 277,759	[1]	$ 272,199	[1]	$ 268,537	[1]	$ 270,240	[1]
Net income (loss) attributable to the Company	$ (12,099)		$ (18,839)		$ (43,261)		$ (19,497)		$ (22,485)		$ (28,348)		$ (34,112)		$ (37,918)
Net income per share - basic (usd per share)	$ (0.06)	[2]	$ (0.10)	[2]	$ (0.24)	[2]	$ (0.11)	[2]	$ (0.12)	[2]	$ (0.16)	[2]	$ (0.19)	[2]	$ (0.21)	[2]
Net Income per Share - Diluted (usd per share)	$ (0.06)		$ (0.10)		$ (0.24)		$ (0.11)		$ (0.12)		$ (0.16)		$ (0.19)		$ (0.21)

[1]	Amounts have been adjusted to give effect to the Company's discontinued operations.
[2]	(2) Sum of the quarters may not equal full year net loss per share due to rounding.